Exhibit 99.1	EXHIBIT C to the Supplement to PSA

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING November 30, 2017

The information which is required to be prepared with respect to the Transfer Date of December 14, 2017 and with respect to the performance of the Trust during the related Monthly Period is set forth below.

Data presented in this Monthly Certificateholders' Statement was produced utilizing BANA's consolidated payment prioritization methodology.  See "Current Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies" in the endnotes below.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust, as certain of such program documents have been amended, as applicable.  Each of these agreements and related amendments, as applicable, has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under Central Index Key (CIK) Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014, July 8, 2015 or December 18, 2015.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds	$206,289,980.96†

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections	$1,288,413,263.92†
		Total	$1,494,703,244.88†

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a) The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$2,695,453,708.55†

2.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables (excluding Interchange) processed during the related Monthly Period and allocated to Series 2001-D	$163,396,842.58†

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$31,241,431,317.22†

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$15,992,350,000.00

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$15,992,350,000.00

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$15,992,350,000.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

		November 1, 2017 through November 30, 2017 51.35%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

		November 1, 2017 through November 30, 2017 51.35%

	(g)	The Class D Investor Interest as of the beginning of the day on the first day of the related Monthly Period	$2,067,350,000.00

	(h)	The Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$2,067,350,000.00

	(i)	The Class D Required Investor Interest as of the end of the day on the last day of the related Monthly Period	$2,067,350,000.00

	(j)	The Class D Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$2,067,350,000.00
	(k)	The Class D Required Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$2,067,350,000.00

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$0.00
5.	The aggregate amount of Available Principal Collections for all series in Group One		$1,288,413,263.92†

6.	Delinquent Balances

	(a)The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(i)	30 - 59 days:	$163,806,067.60	0.50%

(ii)	60 - 89 days:	$110,793,992.14	0.34%

(iii)	90 - 119 days:	$91,869,878.96	0.29%

(iv)	120 - 149 days	$82,911,313.31	0.26%

(v)	150 - 179 days:	$80,118,355.60	0.25%

(vi)	180 – or more days:	$0.00	0.00

	Total:	$529,499,607.61	1.64%

(b) 60+-Day Delinquency Rate	1.14%

(c) Three-Month Average 60+-Day Delinquency Rate	1.12%

	(d) Delinquency Trigger Rate		7.50%[1]

7.	Investor Default Amount

	(a)	The Aggregate Class D Investor Default Amount for the related Monthly Period	$42,458,965.61†

	(b)	The Aggregate Investor Default Amount for the related Monthly Period	$0.00

8.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$26,653,916.67

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$16,658,697.92

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$9,995,218.75

9.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	13.04%†

C.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period (excluding Interchange)	$5,567,228,221.40†

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$5,249,034,773.73†

		(c)	Collections of Discount Option Receivables for the related Monthly Period	$0.00†

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Interchange and Collections of Discount Option Receivables)	$318,193,447.67†

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	$17.33%†
		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	$16.85%†

	[1] The Delinquency Trigger Rate is subject to review and adjustment from time to time in accordance with subsections 14.01(b) and 14.01(c) of the Pooling and Servicing Agreement.

	2.	Receivables in the Trust

		BA Master Credit Card Trust II
		(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$32,119,291,526.17

		(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$31,142,957,861.61†

		(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$0.00†

		(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$976,333,664.56†

		(e)	The aggregate amount of Receivables removed from the Trust during the related Monthly Period	$0.00

		(f)	The aggregate amount of Principal Receivables removed from the Trust during the related Monthly Period	$0.00

		(g)	The aggregate amount of Finance Charge Receivables removed from the Trust during the related Monthly Period	$0.00

		(h)	The aggregate amount of Receivables added to the Trust during the related Monthly Period	$0.00

		(i)	The aggregate amount of Principal Receivables added to the Trust during the related Monthly Period	$0.00

		(j)	The aggregate amount of Finance Charge Receivables added to the Trust during the related Monthly Period	$0.00

		(k)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$32,218,221,678.43

		(l)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$31,241,431,317.22†

		(m)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$0.00†

(n)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$976,790,361.21†

(o)	Discounted Percentage for the related Monthly Period	0.00%

Transferor's Interest
(p)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$15,992,350,000.00

(q)	Transferor Interest as of the beginning of the day on the first day of the related Monthly Period	$15,150,607,861.61†

(r)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$15,249,081,317.22†

(s)	Transferor Interest (30 day average) as a percentage of Average Principal Receivables, as of the end of the day on the last day of the related Monthly Period	$48.38%

Last day of the related Monthly Period	Last Day of the previous Monthly Period

(t)	Seller's Interest	15,249,081,317.22	15,150,607,861.61

(u)	Seller's Interest percentage*	95.35%	94.74%

Series 2001-D
(v)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$15,992,350,000.00

(w)	Weighted Average Floating Allocation Investor Interest	$15,992,350,000.00

* The Seller's Interest percentage is calculated by dividing the Seller's Interest, which is equal to the Transferor Interest as of the end of the day on the last day of the related Monthly Period, by the aggregate outstanding principal amount of BAseries Notes as of such day.

3.	Trust Yields

Series 2001-D
(a)
Collections of Finance Charge Receivables (other than Interchange, Recoveries and Collections of Discount Option Receivables but including Interest Funding Account, Principal Account, and Finance Charge Account Investment Proceeds) allocated to Series 2001-D for the related Monthly Period
$157,589,881.03†

	(b)	Collections of Discount Option Receivables allocated to Series 2001-D	$0.00†

	(c)	Interchange allocated to Series 2001-D	$52,783,112.50†

	(d)	Recoveries allocated to Series 2001-D	$5,912,206.18†

	(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, "Cash Yield") allocated to Series 2001-D for the related Monthly Period	$216,285,199.71†

	(f)	Aggregate Class D Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$42,458,965.61†

	(g)	Aggregate Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$0.00

	(h)	Cash Yield net of the Aggregate Class D Investor Default Amount and Aggregate Investor Default Amount (collectively, "Portfolio Yield") for Series 2001-D, each for the related Monthly Period	$173,826,234.10†

	(i)	Total Cash Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	16.23%†

	(j)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	15.79%†

	(k)	Aggregate Class D Investor Default Amount for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	3.19%†

	(l)	Aggregate Class D Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	2.74%†

	(m)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	13.04%†

	(n)	Base Rate for the related Monthly Period	2.90%†

	(o)	Excess Available Funds Percentage for the related Monthly Period	10.14%†

	(p)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	10.44%†

The following table sets forth the delinquency experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the dates shown. The receivables outstanding on the accounts consist of all amounts due from cardholders as posted to the accounts as of the date shown. We cannot provide any assurance that the delinquency experience for the receivables in the future will be similar to the historical experience set forth below.

Delinquency Experience
 (Dollars in Thousands)
	At November 30, 2017		At October 31, 2017
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$32,218,222		$32,119,292
Receivables Delinquent:
30-59 Days	$ 163,807	0.50%	$ 155,417	0.47%
60-89 Days	110,794	0.34%	108,333	0.34%
90-119 Days	91,870	0.29%	91,936	0.29%
120-149 Days	82,911	0.26%	80,806	0.25%
150-179 Days	80,118	0.25%	82,057	0.26%
180 or More Days	0	0.00%	15	0.00%
Total	$ 529,500	1.64%	$ 518,564	1.61%

	At September 30, 2017		At August 31, 2017
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$32,280,543		$32,652,882
Receivables Delinquent:
30-59 Days	$ 149,504	0.47%	$ 152,829	0.47%
60-89 Days	107,365	0.33%	106,940	0.33%
90-119 Days	91,320	0.28%	89,441	0.27%
120-149 Days	80,759	0.25%	77,688	0.24%
150-179 Days	75,615	0.23%	79,234	0.24%
180 or More Days	0	0.00%	0	0.00%
Total	$ 504,563	1.56%	$ 506,132	1.55%

The following table sets forth the principal charge-off experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the periods shown. Charge-offs consist of write-offs of principal receivables. If accrued finance charge receivables that have been written off were included in total charge-offs, total charge-offs would be higher as an absolute number and as a percentage of the average of principal receivables outstanding during the periods indicated. Average principal receivables outstanding is the average of the daily principal receivables balance during the periods indicated. We cannot provide any assurance that the charge-off experience for the receivables in the future will be similar to the historical experience set forth below.

Principal Charge-Off Experience
 (Dollars in Thousands, except as noted)*
	Month Ended	Month Ended
	November 30, 2017	October 31, 2017
Average Principal Receivables Outstanding	$ 30,982,663	$31,071,706
Total Charge-Offs	$ 82,683	$ 74,735
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	3.20%	2.89%
Recoveries	$ 11,513	$ 12,454
Recoveries as a percentage of Average Principal Receivables Outstanding	0.45%	0.48%
Net Charge-Offs	$ 71,170	$ 62,281
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.75%	2.41%
Average Net Loss of Accounts with a Loss*	$ 6,156.57	$ 5,946.28

	Month Ended	Month Ended
	September 30, 2017	August 31, 2017
Average Principal Receivables Outstanding	$31,385,047	$31,568,144
Total Charge-Offs	$ 74,022	$ 82,746
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.83%	3.15%
Recoveries	$ 12,028	$ 12,744
Recoveries as a percentage of Average Principal Receivables Outstanding	0.46%	0.48%
Net Charge-Offs	$ 61,993	$ 70,002
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.37%	2.67%
Average Net Loss of Accounts with a Loss*	$ 5,771.67	$ 6,101.99

*	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.

Total charge-offs are total principal charge-offs before recoveries and do not include any charge-offs of finance charge receivables or the amount of any reductions in average daily principal receivables outstanding due to fraud, returned goods, customer disputes or other miscellaneous adjustments.

Net charge-offs are total charge-offs less recoveries on receivables in Defaulted Accounts, determined as described below. Each month, BANA allocates amounts recovered (net of expenses) from the U.S. credit card portfolio to the Master Trust II Portfolio by dividing the total principal charge-offs for the Master Trust II Portfolio for the related calendar month by the total principal charge-offs for the U.S. credit card portfolio for the same calendar month. Under the master trust II agreement, recoveries allocated to the Master Trust II Portfolio and transferred to Funding under the receivables purchase agreement are treated as collections of finance charge receivables.

4.	Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: January 19, 2017

Endnotes to Monthly Certificateholders' Statement.
† Current Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies

Prior to February 5, 2015, BANA utilized two payment prioritization methodologies when servicing credit card accounts -- the daily trust payment methodology and the cardholder cycle payment methodology. For more detailed information regarding these two payment prioritization methodologies, see "Endnotes to Monthly Certificateholders' Statement" in the Monthly Certificateholders' Statement relating to the Monthly Period ending February 28, 2015, included as Exhibit 99.1 to the Form 10-D filed by BA Credit Card Trust with the Securities Exchange Commission on March 16, 2015.

 Effective February 5, 2015, BANA implemented a system initiative that consolidated the methodologies into a single payment prioritization methodology. As a result, performance and related metrics reported in these indicated items for the Master Trust II portfolio for the period to which this Monthly Certificateholders' Statement relates were produced by utilizing only BANA's consolidated payment prioritization methodology. Therefore, the performance and related metrics reported in these indicated items are not fully comparable to the same performance and related metrics reported for the Master Trust II Portfolio for periods ending (i) on or prior to February 4, 2015, which were produced using the daily trust payment methodology and (ii) between February 5, 2015 and February 28, 2015, which were produced using a combination of the daily trust payment methodology (for the period from February 1, 2015 through February 4, 2015) and the consolidated payment prioritization methodology (for the period from February 5, 2015 through February 28, 2015).

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 8th day of December, 2017.

BANK OF AMERICA, NATIONAL ASSOCIATION, Servicer
By: /s/Joseph L. Lombardi

Name: Joseph L. Lombardi
Title: Vice President